DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) - Net revenues	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product concentration | K-12 Robotics Programming
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	30.30%	27.90%	15.70%
Product concentration | K-12 Programming
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	20.40%	19.40%	20.60%
Product concentration | Java
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	10.30%	11.80%	13.80%
Product concentration | Digital Arts
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	6.20%	11.00%	16.80%
Product concentration | Major Products
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	67.20%	70.10%	66.90%
Geographic concentration | Beijing
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	14.50%	16.20%	17.20%
Geographic concentration | Hangzhou
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage	10.20%	11.10%	13.90%